Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Parke Bancorp Inc.
Total risk-based capital
Total risk-based capital, Actual, Amount	$ 208,013	$ 182,316
Total risk-based capital, For Capital Adequacy Purposes, Amount	99,654	87,164
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	130,795	107,592
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 124,567	$ 108,954
Total risk-based capital
Total risk-based capital, Actual, Ratio	16.69887%	16.73324%
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	10.50%	9.875%
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	15.44268%	15.47703%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 Capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	8.50%	7.875%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 risk-based capital
Actual, Amount	$ 192,365	$ 168,629
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	74,740	65,373
Tier 1 risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	105,882	85,802
Tier 1 risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	99,654	87,164
Tier 1 leverage (Amount)
Tier 1 leverage, Actual, Amount	192,365	168,629
Tier 1 leverage, For Capital Adequacy Purposes, Amount	64,802	55,503
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer	64,802	55,503
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 81,002	$ 69,378
Tier 1 leverage (Ratio)
Tier 1 leverage, Actual, Ratio	11.87407%	12.15287%
Tier 1 leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer To Average Assets	4.00%	4.00%
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 common equity
Tier 1 common equity, Actual, Amount	$ 177,068	$ 153,020
Tier 1 common equity, Actual, Ratio	14.21467%	14.04441%
Tier 1 common equity, For Capital Adequacy Purpose, Amount	$ 56,055	$ 49,029
Tier 1 common equity, For Capital Adequacy Purpose, Ratio	4.50%	4.50%
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Amount	$ 87,197	$ 69,458
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Ratio	7.00%	6.375%
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 80,969	$ 70,820
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Parke Bank
Total risk-based capital
Total risk-based capital, Actual, Amount	$ 207,620	$ 181,760
Total risk-based capital, For Capital Adequacy Purposes, Amount	99,621	87,131
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	130,752	107,552
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 124,526	$ 108,913
Total risk-based capital
Total risk-based capital, Actual, Ratio	16.67281%	16.6885%
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	10.50%	9.875%
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	15.41661%	15.43228%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 Capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	8.50%	7.875%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 risk-based capital
Actual, Amount	$ 191,977	$ 168,078
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	74,716	65,348
Tier 1 risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	105,847	85,769
Tier 1 risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	99,621	87,131
Tier 1 leverage (Amount)
Tier 1 leverage, Actual, Amount	191,977	168,078
Tier 1 leverage, For Capital Adequacy Purposes, Amount	64,785	55,569
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer	64,785	55,569
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 80,982	$ 69,461
Tier 1 leverage (Ratio)
Tier 1 leverage, Actual, Ratio	11.85309%	12.09877%
Tier 1 leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer To Average Assets	4.00%	4.00%
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 common equity
Tier 1 common equity, Actual, Amount	$ 190,158	$ 166,639
Tier 1 common equity, Actual, Ratio	15.27053%	15.30015%
Tier 1 common equity, For Capital Adequacy Purpose, Amount	$ 56,037	$ 49,011
Tier 1 common equity, For Capital Adequacy Purpose, Ratio	4.50%	4.50%
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Amount	$ 87,168	$ 69,432
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Ratio	7.00%	6.375%
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 80,942	$ 70,794
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%